Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
The Company

The Company

InterXion Holding N.V. (the “Company”) is domiciled in The Netherlands. The Company’s registered office is at Scorpius 30, 2132 LR Hoofddorp, The Netherlands. The consolidated financial statements of the Company for the year ended December 31, 2018 comprise the Company and its subsidiaries (together referred to as the “Group”). The Group is a leading pan-European operator of carrier-neutral Internet data centers.

Statement of compliance

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), effective as of December 31, 2018, as issued by the International Accounting Standards Board (“IASB”), and IFRS as endorsed by the European Union (“EU”). They were authorized for issue by the Company’s Board of Directors on April 30, 2019.

Basis of measurement

Basis of measurement

The Group prepared its consolidated financial statements on a going-concern basis and under the historical cost convention except for certain financial instruments that have been measured at fair value.

IFRS basis of presentation

IFRS basis of presentation

The audited consolidated financial statements as of December 31, 2018, 2017 and 2016 have been prepared in accordance with IFRS as endorsed by the EU. All standards and interpretations issued by the IASB and the IFRS Interpretations Committee effective for the year ended 2018 have been endorsed by the EU, except that the EU historically did not adopt certain paragraphs of IAS 39 applicable to hedge transactions. The Group has historically not entered into hedge transactions to which these paragraphs have been applicable. Under IFRS 9, this disparity is no longer in place. Consequently, the accounting policies applied by the Group also comply with IFRS as issued by the IASB. The changes in accounting policies that became effective as from January 1, 2018 (IFRS 9 and IFRS 15) are discussed in Note 3.

Correction of errors

Correction of errors

Certain comparative amounts in the consolidated statements of financial position, consolidated statements of shareholders’equity and consolidated statements of comprehensive income have been corrected for immaterial errors with respect to historic application of IAS 17 – Leases. The impact of this correction is disclosed in Note 28 – Correction of errors. Throughout the consolidated financial statements, columns including comparative figures that have been corrected, are indicated with ‘(i)’.

Use of estimates and judgments

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates, which together with underlying assumptions, are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Judgments, estimates and assumptions applied by management in preparing these financial statements are based on circumstances as of December 31, 2018, and the Group operating as a stand-alone company.

In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on amounts recognized in the financial statements are discussed below:

Property, plant and equipment and depreciation (see also Note 11) — Estimated remaining useful lives and residual values of property plant and equipment, including assets recognized upon a business combination, are reviewed annually. The carrying values of property, plant and equipment are also reviewed for impairment, where there has been a triggering event, by assessing the fair value less costs to sell or the value in use, compared with net book value. The calculation of estimated future cash flows and residual values is based on the Group’s best estimates of future prices, output and costs and is, therefore, subjective. In addition, the valuation of some of the assets under construction requires judgments that are related to the probability of signing lease contracts and obtaining planning permits. Regarding the properties acquired as part of the acquisition of InterXion Science Park B.V. we recognized fair value at acquisition date, based on the highest and best use.

Intangible assets and amortization (see also Note 12) — Estimated remaining useful lives of intangible assets, including those recognized upon a business combination, are reviewed annually. The carrying values of intangible assets are also reviewed for impairment where there has been a triggering event by assessing the fair value less costs to sell or the value in use, compared with net book value. The calculation of estimated future cash flows is based on the Group’s best estimates of future prices, output and costs and is, therefore, subjective. The customer portfolio acquired as part of the acquisition of InterXion Science Park B.V. was valued based on the multi-period excess earnings method, which considers the present value of net cash flows expected to be generated by the customer portfolio, excluding any cash flows related to contributory assets.

Goodwill (see also Note 12) — Goodwill is recognized as the amount by which the purchase price of an acquisition exceeds the fair values of the assets and liabilities identified as part of the purchase price allocation. Goodwill is not being amortized, but subject to an annual impairment test.

Lease accounting (see also Note 22) — At inception or modification of an arrangement, the Group determines whether such an arrangement is, or contains, a lease. Classification of a lease contract is based on the extent to which risks and rewards incidental to ownership of a leased asset lie with the lessor or the lessee. The classification of lease contracts includes the use of judgments and estimates.

Costs of site restoration (see also Note 24) — Liabilities in respect of obligations to restore premises to their original condition are estimated at the commencement of the lease and reviewed annually, based on the rent period, contracted extension possibilities, the probability of lease terminations and the probability of incurrence of costs for restoring leasehold premises to their original condition at the end of the lease.

Deferred tax (see also Note 10) — Provision is made for deferred tax at the rates of tax prevailing at the period-end dates unless future rates have been substantively enacted. Deferred tax assets are recognized where it is probable that they will be recovered based on estimates of future taxable profits for each tax jurisdiction. The actual profitability may be different depending on local financial performance in each tax jurisdiction.

Share-based payments (see also Note 21) — The Group issues equity-settled share-based payments to certain employees under the terms of the long-term incentive plans. The charges related to equity-settled share-based payments, options to purchase ordinary shares and restricted and performance shares, are measured at fair value at the grant date. Fair values are being redetermined for market conditions as of each reporting date, until final grant date. The fair value at the grant date of options is determined using the Black Scholes model and is expensed over the vesting period. The fair value at grant date of the performance shares is determined using the Monte Carlo model and is expensed over the vesting period. The value of the expense is dependent upon certain assumptions including the expected future volatility of the Group’s share price at the grant date and, for the performance shares, the relative performance of the Group’s share price compared with a group of peer companies.

Senior debt (see also Note 19) — Senior debt, including in 2018 the Senior Notes due 2025 and in 2017 and 2016 the Senior Secured Notes due 2020, is valued at amortized cost. The indentures under which senior debt was issued, include specific early redemption clauses. As part of the initial measurement of the amortized costs value of senior debt it is assumed that it will be held to maturity. If an early redemption of all or part of the senior debt is expected, the liabilities will be re-measured based on the original effective interest rate. The difference between liabilities, excluding a change in assumed early redemption and liabilities, including a change in assumed early redemption, will be recorded through profit and loss.

Functional and presentation currency

Functional and presentation currency

These consolidated financial statements are presented in euro, the Company’s functional and presentation currency. All information presented in euros has been rounded to the nearest thousand, except when stated otherwise.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and all entities that are directly or indirectly controlled by the Company. Subsidiaries are entities that are controlled by the Group. The Group controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The accounting policies set out below have been applied consistently by all subsidiaries.

Loss of control

When the Group loses control over a subsidiary, the Company de-recognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss.

Transactions eliminated on consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements.

Subsidiaries

With the exception of Stichting Administratiekantoor Management InterXion, all the subsidiary undertakings of the Group, as set out below are wholly owned as of December 31, 2018. Stichting Administratiekantoor Management InterXion is part of the consolidation based on the Group’s control over the entity.

InterXion HeadQuarters B.V., Amsterdam, The Netherlands;

InterXion Nederland B.V., Amsterdam, The Netherlands;

InterXion Trademarks B.V., Amsterdam, The Netherlands;

InterXion Participation 1 B.V., Amsterdam, The Netherlands;

InterXion Österreich GmbH, Vienna, Austria;

InterXion Real Estate VII GmbH, Vienna, Austria;

InterXion Belgium N.V., Brussels, Belgium;

InterXion Real Estate IX N.V., Brussels, Belgium;

InterXion Denmark ApS, Copenhagen, Denmark;

InterXion Real Estate VI ApS, Copenhagen, Denmark;

InterXion Real Estate XVII ApS, Copenhagen, Denmark;

Interxion France SAS, Paris, France;

Interxion Real Estate II SARL, Paris, France;

Interxion Real Estate III SARL, Paris, France;

Interxion Real Estate XI SARL, Paris, France;

InterXion Deutschland GmbH, Frankfurt, Germany;

InterXion Ireland DAC, Dublin, Ireland;

Interxion Telecom SRL, Milan, Italy;

InterXion España SA, Madrid, Spain;

InterXion Real Estate XV SL, Madrid, Spain;

InterXion Sverige AB, Stockholm, Sweden;

InterXion (Schweiz) AG, Zurich, Switzerland;

InterXion Real Estate VIII AG, Zurich, Switzerland;

InterXion Carrier Hotel Ltd., London, United Kingdom;

InterXion Europe Ltd., London, United Kingdom;

InterXion Real Estate Holding B.V., Amsterdam, The Netherlands;

InterXion Real Estate I B.V., Amsterdam, The Netherlands;

InterXion Real Estate IV B.V., Amsterdam, The Netherlands;

InterXion Real Estate V B.V., Amsterdam, The Netherlands;

InterXion Real Estate X B.V., Amsterdam, The Netherlands;

InterXion Real Estate XII B.V., Amsterdam, The Netherlands;

InterXion Real Estate XIII B.V., Amsterdam, The Netherlands;

InterXion Real Estate XIV B.V., Amsterdam, The Netherlands;

InterXion Real Estate XVI B.V., Amsterdam, The Netherlands;

InterXion Science Park B.V., Amsterdam, The Netherlands;

InterXion Operational B.V., Amsterdam, The Netherlands;

InterXion Datacenters B.V., The Hague, The Netherlands;

InterXion Consultancy Services B.V., Amsterdam, The Netherlands (dormant);

Interxion Telecom B.V., Amsterdam, The Netherlands (dormant);

Interxion Trading B.V., Amsterdam, The Netherlands (dormant);

InterXion B.V., Amsterdam, The Netherlands (dormant);

InterXion Telecom Ltd., London, United Kingdom (dormant);

Stichting Administratiekantoor Management InterXion, Amsterdam, The Netherlands.

Foreign currency

Foreign currency

Foreign currency transactions

The individual financial statements of each Group entity are presented in the currency of the primary economic environment in which the entity operates (its functional currency). For the purpose of the consolidated financial statements, the results and the financial position of each entity are expressed in euros, which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

In preparing the financial statements of the individual entities, transactions in foreign currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary assets and liabilities denominated in foreign currencies are retranslated at the rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. The income and expenses of foreign operations are translated to euros at average exchange rates.

Foreign operations

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are expressed in euros using exchange rates prevailing at the balance sheet date. Income and expense items are translated at average exchange rates for the period. Exchange differences, if any, arising on net investments including receivables from or payables to a foreign operation for which settlement is neither planned nor likely to occur, are recognized directly in the foreign currency translation reserve (“FCTR”) within equity. When control over a foreign operation is lost, in part or in full, the relevant amount in the FCTR is transferred to profit or loss.

Borrowing costs

Borrowing costs

Borrowing costs attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Borrowing costs are capitalized based on the effective interest rate of the Senior debt.

Statement of cash flows

Statement of cash flows

The consolidated statement of cash flows is prepared using the indirect method. The cash flow statement distinguishes between operating, investing and financing activities.

Cash flows in foreign currencies are converted at the exchange rate at the dates of the transactions. Currency exchange differences on cash held are separately shown. Payments and receipts of corporate income taxes and interest paid are included as cash flow from operating activities.

Financial instruments

Financial instruments

Derivative financial instruments

Up until December 31, 2017

Derivatives are initially recognized at fair value; any attributable transaction costs are recognized in profit and loss as they are incurred. Subsequent to initial recognition, derivatives are measured at their fair value, and changes therein are generally recognized in profit and loss.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the hedging reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The amount accumulated in equity is retained in other comprehensive income and reclassified to the profit or loss in the same period, or periods, during which the hedged item affects profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires, is sold, terminated or exercised, or the designation is revoked, hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, the amount accumulated in equity is reclassified to profit or loss.

Fair values are obtained from quoted market prices in active markets or, where an active market does not exist, by using valuation techniques. Valuation techniques include discounted cash flow models.

As from January 1, 2018

Derivatives are initially recognized at fair value; any attributable transaction costs are recognized in profit and loss as they are incurred. Subsequent to initial recognition, derivatives are measured at their fair value, and changes therein are generally recognized in profit and loss.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the hedging reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The amount accumulated in equity is retained in other comprehensive income and reclassified to the profit or loss in the same period, or periods, during which the hedged item affects profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires, is sold, terminated or exercised, or the designation is revoked, hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, the amount accumulated in equity is reclassified to profit or loss.

Financial instruments that contain embedded derivatives that cannot or should not be separated from the host contract, are recognized at Fair Value through Profit and Loss (“FVTPL”).

Fair values are obtained from quoted market prices in active markets or, where an active market does not exist, by using valuation techniques. Valuation techniques include discounted cash flow models.

Non-derivative financial instruments

Non-derivative financial instruments comprise trade and other receivables, cash and cash equivalents, loans and borrowings, and trade and other payables.

Up until December 31, 2017

Non-derivative financial instruments are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition, non-derivative financial instruments are measured at amortized cost using the effective interest method, less any impairment losses.

The Group de-recognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the right to receive the contractual cash flows in a transaction in which substantially all the risk and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

Financial assets and liabilities are offset, and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets are designated as of fair value through profit and loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group’s risk management or investment strategy. Attributable transaction costs are recognized in profit and loss as incurred. Financial assets at fair value through profit and loss are measured at fair value and changes therein, which takes into account any dividend income, are recognized in profit and loss.

The convertible loan given, is presented as ‘Other investment’ on the balance sheet. This loan is initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, it is measured at amortized costs using the effective interest method.

As from January 1, 2018

A financial asset is measured at amortized cost (or in case of debt investments at Fair Value through Other Comprehensive Income (“FVOCI”)) if it meets the following conditions and is not designated as of FVTPL:

•	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI, are measured at FVTPL. This includes all derivative financial assets and assets that contain an embedded derivative instrument, such as the convertible loan the Group has given to Icolo Ltd.

The Group de-recognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the right to receive the contractual cash flows in a transaction in which substantially all the risk and rewards of ownership of the financial asset are transferred.

Financial assets and liabilities are offset, and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Trade receivables

Up until December 31, 2017:

Trade receivables were recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

A provision for impairment of trade receivables and other current assets is established when there is objective evidence that the Group will not be able to collect all amounts due according to the original term of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the trade receivable is impaired.

The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in the income statement.

When a trade receivable and other current asset is uncollectable, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited in the income statement.

As from January 1, 2018:

Trade receivables are initially recognized when they are originated. Trade receivables (unless they include a significant financing component) are initially measured at the transaction price (as defined in IFRS 15), minus a loss allowance equal to lifetime expected credit losses.

An allowance for expected credit losses is established when at the date the trade receivable originated, there is objective evidence that the Group will not be able to collect all amounts due according to the original term of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that there is a credit loss allowance necessary.

The amount of the allowance is the difference between the transaction price and the present value of estimated future cash flows, discounted at the original effective interest rate.

When a trade receivable and other current asset is uncollectable, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited in the income statement.

Other current assets

Other current assets are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. Cash and cash equivalents, including short-term investments, is valued at face value, which equals its fair value. Collateralized cash is included in other (non-) current assets and accounted for at face value, which equals its fair value, taking into account any expected credit losses.

Trade payables and other current liabilities

Trade payables and other current liabilities are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Share capital

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition or construction of the asset and comprises purchase cost, together with the incidental costs of installation and commissioning. These costs include external consultancy fees, capitalized borrowing costs, rent and associated costs attributable to bringing the assets to a working condition for their intended use and internal employment costs that are directly and exclusively related to the underlying asset. In case of operating leases where it is probable that the lease contract will not be renewed, the cost of self-constructed assets includes the estimated costs of dismantling and removing the items and restoring the site on which they are located.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized within income.

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is de-recognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

Depreciation is calculated from the date an asset becomes available for use and is depreciated on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment. Leased assets are depreciated on the same basis as owned assets over the shorter of the lease term and their useful lives. The principal periods used for this purpose are:

• Data center freehold land	Not depreciated

• Data center buildings	15-30 years

• Data center infrastructure and equipment	5-20 years

• Office equipment and other	3-15 years

Depreciation methods, useful lives and residual values are reviewed annually.

Data center freehold land consists of the land owned by the Company and land leased by the Company under finance lease agreements. The data center buildings consist of the core and shell in which we have constructed a data center. Data center infrastructure and equipment comprises data center structures, leasehold improvements, data center cooling and power infrastructure, including infrastructure for advanced environmental controls such as ventilation and air conditioning, specialized heating, fire detection and suppression equipment and monitoring equipment. Office equipment and other is comprised of office leasehold improvements and office equipment consisting of furniture and computer equipment.

Intangible assets and goodwill

Intangible assets and goodwill

Intangible assets represent power grid rights, software, a customer portfolio previously identified as part of a business combination, and other intangible assets. Intangible assets are recognized at cost less accumulated amortization and accumulated impairment losses. Other intangible assets principally consist of lease premiums (paid in addition to obtain rental contracts).

Software includes development expenditure, which is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use the asset. The expenditure capitalized includes the cost of material, services and direct labor costs that are directly attributable to preparing the asset for its intended use.

Amortization is calculated on a straight-line basis over the estimated useful lives of the intangible asset. Amortization methods, useful lives are reviewed annually.

The estimated useful lives are:

• Power grid rights (except for those with an indefinite life)	10–15 years

• Software	3–5 years

• Customer portfolio	20 years

• Other	3–12 years

Goodwill represents the goodwill related to business combinations, which is determined based on purchase price allocation. Goodwill is not being amortized, and subject to an annual impairment test.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets, excluding goodwill, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill, intangible assets with an indefinite useful life and intangible assets that are not yet available for use, the recoverable amount is estimated annually.

The recoverable amount of an asset or cash-generating unit is the greater of either its value in use or its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

Considering the Company manages its data centers by country, and, given the data center campus-structures, the financial performance of data centers within a country is highly inter-dependent, the Company has determined that the cash-generating unit for impairment-testing purposes should be the group of data centers per country, unless specific circumstances would indicate that a single data center is a cash-generating unit.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are to reduce the carrying amount of the assets in the unit (group of units) on a pro-rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss previously recognized on assets other than goodwill, is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Borrowings

Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; with any difference between the proceeds (net of transaction costs) and the redemption value recognized in the income statement over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date. The Group de-recognizes a borrowing when its contractual obligations are discharged, cancelled or expired.

As part of the initial measurement of the amortized cost value of debt, it is assumed that it will be held to maturity. If an early redemption of all or part of certain debt is expected, the liability will be re-measured based on the original effective interest rate. The difference between the liability, excluding a change in assumed early redemption and the liability, including a change in assumed early redemption, will be recognized in profit and loss.

Provisions

Provisions

A provision is recognized in the statement of financial position when the Group has a present legal or constructive obligation as a result of a past event; it is probable that an outflow of economic benefits will be required to settle the obligation and the amount can be estimated reliably. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. The discount rate arising on the provision is amortized in future years through interest.

A provision for site restoration is recognized when costs for restoring leasehold premises to their original condition at the end of the lease are probable to be incurred and it is possible to make an accurate estimate of these costs. The discounted cost of the liability is included in the related assets and is depreciated over the remaining estimated term of the lease. If the likelihood of this liability is estimated to be possible, rather than probable, it is disclosed as a contingent liability in Note 25.

A provision for onerous lease contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the discounted amount of future losses expected to be incurred in respect of unused data center sites over the term of the leases. Where unused sites can be sublet or partly sublet, management has taken account of the sublease income expected to be received over the minimum sublease term, which meets the Group’s revenue recognition criteria in arriving at the amount of future losses. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

Leases

Leases

Leases, in which the Group assumes substantially all the risks and rewards of ownership, are classified as finance leases. On initial recognition, the leased asset is measured at an amount equal to the lower of either its fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. The finance lease obligations are presented as part of the long-term liabilities and, as far as amounts need to be repaid within one year, as part of current liabilities.

Other leases are operating leases and the leased assets are not recognized on the Group’s statement of financial position. Payments made under operating leases are recognized in the income statement, or capitalized during construction, on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum finance lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

At inception or modification of an arrangement, the Group determines whether such an arrangement is, or contains, a lease. This will be the case if the following two criteria are met:

•	the fulfilment of the arrangement is dependent on the use of a specific asset or assets; and

•	the arrangement contains the right to use an asset.

For leased properties on which our data centers are located, we generally seek to secure property leases for terms of 20 to 25 years. Where possible, we try to mitigate the long-term financial commitment by contracting for initial lease terms for a minimum period of 10 to 15 years with the option for us either to (i) extend the leases for additional five-year terms or (ii) terminate the leases upon expiration of the initial 10- to 15-year term. Our leases generally have consumer price index based annual rent increases over the full term of the lease. Certain of our leases contain options to purchase the asset.

Segment reporting

Segment reporting

The segments are reported in a manner Big4, which comprises consistent with internal reporting provided to the chief operating decision-maker, identified as the Board of Directors. There are two segments: the first is France, Germany, The Netherlands and the United Kingdom, the second is Rest of Europe, which comprises Austria, Belgium, Denmark, Ireland, Spain, Sweden and Switzerland. Shared expenses such as corporate management, general and administrative expenses, loans and borrowings and related expenses and income tax assets and liabilities are stated in Corporate and other. The Big4 and Rest of Europe are different segments as management believes that the Big4 countries represent the largest opportunities for Interxion, from market trends and growth perspective to drive the development of its communities of interest strategy within customer segments and the attraction of magnetic customers. As a result, over the past three years we have invested between 68% and 71% of our capital expenditure in the Big4 segment while revenue constituted an average of 65% of total revenue over the same period.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items presented as Corporate and other principally comprise loans and borrowings and related expenses; corporate assets and expenses (primarily the Company’s headquarters); and income tax assets and liabilities.

Segment capital expenditure is defined as the net cash outflow during the period to acquire property, plant and equipment, and intangible assets other than goodwill, during the period.

Adjusted EBITDA, Recurring revenue and Cash generated from operations, are additional indicators of our operating performance, and are not required by or presented in accordance with IFRS. We define Adjusted EBITDA as Operating income adjusted for the following items, which may occur in any period, and which management believes are not representative of our operating performance:

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Depreciation and amortization – property, plant and equipment and intangible assets (except goodwill) are depreciated on a straight-line basis over the estimated useful life. We believe that these costs do not represent our operating performance.

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Share-based payments – represents primarily the fair value at the date of grant of employee equity awards, which is recognized as an expense over the vesting period. In certain cases, the fair value is redetermined for market conditions at each reporting date, until the final date of grant is achieved. We believe that this expense does not represent our operating performance.

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Income or expense related to the evaluation and execution of potential mergers or acquisitions (“M&A”) – under IFRS, gains and losses associated with M&A activity are recognized in the period in which such gains or losses are incurred. We exclude these effects because we believe they are not reflective of our ongoing operating performance.

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Adjustments related to terminated and unused data center sites – these gains and losses relate to historical leases entered into for certain brownfield sites, with the intention of developing data centers, which were never developed, and for which management has no intention of developing into data centers. We believe the impact of gains and losses related to unused data centers are not reflective of our business activities and our ongoing operating performance.

In certain circumstances, we may also adjust for items that management believes are not representative of our current ongoing performance. Examples of this would include: adjusting for the cumulative effect of a change in accounting principle or estimate, impairment losses, litigation gains and losses or windfall gains and losses.

We define Recurring revenue as revenue incurred from colocation and associated power charges, office space, amortized set-up fees, cross-connects and certain recurring managed services (but excluding any ad hoc managed services) provided by us directly or through third parties, excluding rents received for the sublease of unused sites.

Cash generated from operations is defined as net cash flows from operating activities, excluding interest and corporate income tax payments and receipts. Management believe that the exclusion of these items provides useful supplemental information to net cash flows from operating activities to aid investors in evaluating the cash generating performance of our business.

We believe Adjusted EBITDA, Recurring revenue and Cash generated from operations provide useful supplemental information to investors regarding our ongoing operational performance because these measures help us and our investors evaluate the ongoing operating performance of the business after removing the impact of our capital structure (primarily interest expense) and our asset base (primarily depreciation and amortization). Management believes that the presentation of Adjusted EBITDA, when combined with the primary IFRS presentation of net income, provides a more complete analysis of our operating performance. Management also believes the use of Adjusted EBITDA facilitates comparisons between us and other data center operators (including other data center operators that are REITs) and other infrastructure-based businesses. Adjusted EBITDA is also a relevant measure used in the financial covenants of our revolving credit facility (the “Revolving Facility”) and our 4.75% Senior Notes due 2025 (the “Senior Notes”).

This information, provided to the chief operating decision-maker, is disclosed to permit a more complete analysis of our operating performance. Exceptional items are those significant items that are separately disclosed by virtue of their size, nature or incidence to enable a full understanding of the Group’s financial performance.

Revenue recognition

Revenue recognition under IAS 18—Revenue

In the comparative periods 2017 and 2016, the Group applied the following accounting policies for recognition of revenue under IAS 18.

Revenue is recognized when it is probable that future economic benefits will flow to the Group and that these benefits, together with their related costs, can be measured reliably. Revenue is measured at the fair value of the consideration received or receivable considering any discounts or volume rebates.

The Group reviews transactions for separately identifiable components and, if necessary, applies individual recognition treatment, revenues are allocated to separately identifiable components based on their relative fair values.

The Group earns colocation revenue as a result of providing data center services to customers at its data centers. Colocation revenue and lease income are recognized in profit or loss on a straight-line basis over the term of the customer contract. Incentives granted are recognized as an integral part of the total income, over the term of the customer contract. Customers are usually invoiced quarterly in advance and income is recognized on a straight-line basis over the quarter. Initial setup fees payable at the beginning of customer contracts are deferred at inception and recognized in the income statement on a straight-line basis over the initial term of the customer contract. Power revenue is recognized based on customers’ usage.

Other services revenue, including managed services, connectivity and customer installation services including equipment sales are recognized when the services are rendered. Certain installation services and equipment sales, which by their nature have a non-recurring character, are presented as non-recurring revenues and are recognized on delivery of service.

Deferred revenues relating to invoicing in advance and initial setup fees are considered contract liabilities and carried on the statement of financial position as part of trade payables and other liabilities. Deferred revenues due to be recognized after more than one year are held in non-current liabilities.

Revenue recognition under IFRS 15 – Revenues from contracts with customers

The Group has initially applied IFRS 15 from January 1, 2018, and recognized revenues based on applying the recognition model prescribed by IFRS 15. Due to the transition method chosen in applying IFRS 15, comparative information has not been restated to reflect the new requirements.

Identification of contracts with customers

Contracts that are in scope of IFRS 15 include mutually approved service agreements and customer order forms. Based on these contracts and forms, both parties can identify their rights and obligations. In certain circumstances two or more agreements and customer order forms may be considered a combined contract.

Identification of performance obligations

Under IFRS 15 the Group identified four performance obligations:

1.	Primary data center services

This performance obligation includes providing space, power capacity, connectivity, required setup and installation services and energy to customers. These services are not capable of being distinct from each other and therefore considered one performance obligation. Since customers simultaneously receive and consume the benefits as the Group meets its performance obligation, revenues are being recognized over time. Each month we deliver services which are substantially similar. Customers can benefit from each individual month of service. Therefore, and since an individual month of providing primary data center services is separately identifiable, each month of providing primary data center services is considered a distinct performance obligation. Most of our contracts include price indexation clauses which in general apply as of January each year.

Under the new standard, a series of distinct goods or services will be accounted for as a single performance obligation if they are substantially the same, have the same pattern of transfer and both of the following criteria are met:

(i)	each distinct good or service in the series represents a performance obligation that would be satisfied over time; and

(ii)	the entity would measure its progress towards satisfaction of the performance obligation using the same measure of progress for each distinct good or service in the series.

The principles in IFRS 15 therefore apply to each single performance obligation when the series criteria are met, rather than the individual services that make up the single performance obligation. As a result, revenue is allocated to the relative standalone selling price of the series as one performance obligation, rather than to each distinct service within it., except for allocating variable considerations.

2.	Hands and eyes recurring

This performance obligation represents remote hands and eyes activities for which the customer is being charged a recurring monthly fee.

3.	Additional setup and installation

This performance obligation relates to selling goods and one-off installation services to the customer, which are not part of providing primary data center services.

4.	Hands and eyes on demand

This type of remote hands and eyes support is being provided upon the customers’ specific request and charged on an as-incurred basis. This performance obligation is fulfilled as soon as the requested support is provided.

Determination of the transaction price

The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring the goods and providing the services to customers.

Allocation of revenue

Revenue from contracts with customers is being allocated to separate performance obligations, based on the relative standalone selling price of each performance obligation. This includes the allocation of discounts given to customers.

Recognition of revenue

Revenue from primary data center services and from Hands and eyes recurring is being recognized over time, considering one month of providing service as a separate performance obligation. Incentives granted are recognized as an integral part of the total income, over the term of the customer contract. Initial setup fees payable at the beginning of customer contracts are deferred at inception and recognized in the income statement on a straight-line basis over the initial term of the customer contract. Power revenue is recognized based on customers’ usage.

Hands and eyes on demand and additional setup and installation, which have a non-recurring character, are presented as non-recurring revenues and are recognized at the point in time of the delivery of the service.

Delivery of these goods and providing these services triggers transfer of control and is the point in time at which revenue is recognized.

Contract balances

Under IFRS 15 the Group recognizes three types of contract balances:

1.	Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized. In our consolidated statement of financial position, these assets are included as accrued revenue in trade and other current assets (see also note 14).

2.	Trade receivables

A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e. only the passage of time is required before payment of the consideration is due).

3.	Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is that is unconditionally due) from the customer. If the customer pays consideration before the Group transfers the services to the customer, a contract liability is recognized when the payment is made by the customer or when the payment is due (whichever is earlier). Contract liabilities are recognized as revenue in line with fulfilling the performance obligations under the contract. In our consolidated statement of financial position, these liabilities are presented as deferred revenue in trade payables and other liabilities (see also note 18).

Cost of sales

Cost of sales

Cost of sales consists mainly of rental costs for the data centers and offices, power costs, maintenance costs relating to the data center equipment, operation and support personnel costs and costs related to installations and other customer requirements. In general, maintenance and repairs are expensed as incurred. In cases where maintenance contracts are in place, the costs are recorded on a straight-line basis over the contractual period.

Sales and marketing costs

Sales and marketing costs

The operating expenses related to sales and marketing consist of costs for personnel (including sales commissions), marketing and other costs directly related to the sales process. Costs of advertising and promotion are expensed as incurred.

General and administrative costs	General and administrative costs General and administrative costs are expensed as incurred and include amortization and depreciation expenses.
Employee benefits

Employee benefits

Defined contribution pension plans

A defined contribution pension plan is a post-employment plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in the income statement in the periods during which the related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan, which are due more than 12 months after the end of the period in which the employees render the service, are discounted to their present value.

Termination benefits

Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancy are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting date, they are discounted to their present value.

Share-based payments

The long-term incentive plans enable Group employees to earn and/or acquire shares of the Group. The fair value at the date of grant of share options, restricted shares and performance shares is recognized over the vesting period, with a corresponding increase in equity. The fair value of options is determined using the Black Scholes model, the fair value of performance shares is determined using the Monte Carlo model. Restricted shares are valued based on the market value at the date of grant. Based on the actual performance on non-market conditions the number of performance shares that will vest is updated after the performance period. The fair value of performance share awards which are conditionally granted and are subject to market conditions is redetermined at each reporting date until the final date of grant is achieved. The amount recognized as an expense is adjusted to reflect the actual number of share options, restricted and performance shares that vest.

Finance income and expense

Finance income and expense

Finance income and expense include interest payable on borrowings calculated using the effective interest rate method, gains on financial assets recognized at fair value through profit and loss and foreign exchange gains and losses. Borrowing costs attributable to the acquisition or construction of data center assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the costs of those assets, until such time as the assets are ready for their intended use.

Interest income is recognized in the income statement as it accrues, using the effective interest method. The interest expense component of finance lease payments is recognized in the income statement using the effective interest rate method.

Foreign currency gains and losses are reported on a net basis, as either finance income or expenses, depending on whether the foreign currency movements are in a net gain or a net loss position.

Other financial income and expense may include the changes in fair value of financial instruments carried at fair value through profit and loss.

Income tax

Income tax

Income tax on the profit or loss for the year comprises current and deferred tax. Income tax is recognized in the income statement except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantially enacted at the balance sheet date that are expected to be applied to temporary differences when they reverse, or loss carry forwards when they are utilized.

A deferred tax asset is also recognized for unused tax losses and tax credits. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes, penalties and interest may be due. The Company believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will have an impact on tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Earnings per share

Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary and preference shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by adjusting the basic earnings per share for the effects of all dilutive potential ordinary shares.

Changes in accounting policies

Changes in accounting policies

This is the first set of consolidated financial statements in which IFRS 9 – Financial Instruments and IFRS 15 – Revenue from Contracts with Customers have been reflected. The nature and effect of the changes as a result of adoption of these new accounting standards is described below.

Several other amendments and interpretations, including Amendments to IFRS 2 – Classification and Measurement of Share-based Payment Transactions, apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group. The Group has not adopted any standards, interpretations or amendments that have been issued but are not yet effective.

IFRS 9 - Financial Instruments

IFRS 9 – Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 – Financial Instruments: Recognition and measurement.

As a result of the adoption of IFRS 9, the Company has adopted consequential amendments to IAS 1 – Presentation of Financial Statements, which require impairment of financial assets to be presented in a separate line item in the consolidated income statement, as far as these impairment losses are material. Impairment losses on other financial assets, if any, are presented under ‘Finance expense’, similar to the presentation under IAS 39, and not presented separately in the consolidated income statement due to materiality considerations.

Additionally, the Company had adopted consequential amendments to IFRS 7 – Financial Instruments: Disclosures that are applied to disclosures about 2018 but have not been generally applied to comparative information.

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, at fair value through other comprehensive income (“FVOCI”) and at fair value through profit and loss (“FVTPL”). The standard eliminates the IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard, are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

IFRS 9 largely retains the requirements in IAS 39 for the classification and measurement of financial liabilities. The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities and derivative financial instruments.

IFRS 15 - Revenue from Contracts with Customers

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue from contracts with customers is recognized. It replaced IAS 18 – Revenue, IAS 11 – Construction Contracts and related interpretations. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control – at a point in time or over time – requires judgment.

The Group has adopted IFRS 15 using the cumulative effect method, applying the practical expedient that allows to only apply IFRS 15 to contracts that are not completed as per the initial date of application. Accordingly, the information presented for 2017 and 2016 has not been restated, i.e., it is presented, as previously reported, under IAS 18 and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information.

IFRS 15 does not have a significant impact on the way the Group accounts for revenues from primary data center services, because the services provided to customers meet the requirements to apply the series guidance under IFRS 15. Revenues relating to non-recurring performance obligations are being recognized at a point in time upon the Group fulfilling its performance obligation, which is similar to how the Group historically recognized such revenues in the past. Accordingly, there would not be material adjustments to be reported in the retained earnings of the comparative period.

New standards and interpretations not yet adopted

Of the new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements, IFRS 16 – Leases is disclosed below. This is the only standard becoming effective in the future, that will significantly impact the Group’s financial statements.

IFRS 16 - Leases

IFRS 16 - Leases

In January 2016, the IASB issued IFRS 16 - Leases, the new accounting standard for leases. The new standard is effective for annual periods beginning on or after January 1, 2019 and will replace IAS 17 – Leases and IFRIC 4 – Determining whether an Arrangement contains a Lease. IFRS 16 was endorsed by the EU in October 2017.

Leases in Which the Group is a Lessee

The new standard requires lessees to apply a single, on-balance sheet accounting model to all its leases, unless a lessee elects the recognition exemptions for short-term leases and/or leases of low-value assets. A lessee must recognize a right-of-use asset representing its right to use the underlying asset and a lease obligation representing its obligation to make lease payments. The standard permits a lessee to elect either a full retrospective or a modified retrospective transition approach.

The most significant impact on the income statement is that operating lease expenses will no longer be recognized, except for those lease contracts for which the Group is going to apply the practical expedients mentioned hereafter. The impact of lease contracts on the consolidated income will move from cost of sales to amortization of the right of use asset and interest relating to the lease liability. As a result, certain key metrics such as operating profit and Adjusted EBITDA will change significantly. Compared to lease accounting under IAS 17, total expenses will be higher in the earlier years of a lease and lower in the later years.

The lease liability will be calculated based on the minimum future lease payments under the lease contract, discounted at the incremental borrowing rate, which is calculated per class of leased assets (e.g. real estate, ducts, cars and office equipment) and per country in which the relevant asset is operating. Additionally, the incremental borrowing rate will be the rate at which the interest charges relating to the lease liability are calculated.

Implementation of IFRS 16 is not expected to have a significant impact on the Group’s compliance with the debt covenants in the Revolving Facility Agreement and Indenture, because the relevant definitions in the Revolving Facility Agreement and Indenture exclude the impact of IFRS 16.

The Group elected to apply the practical expedients for lease contracts with lease terms ending within twelve months from the date of initial contract start date, and lease contracts for which the underlying asset is of low value. As a result, it will not apply lease accounting to these contracts. Furthermore, the payments under lease contracts in which the Group is a lessee will not be separated into lease- and non-lease elements.

Leases in Which the Group is a Lessor

The Company has investigated which elements of its contracts with customers will be subject to lessor accounting under the requirements of IFRS 16. The portion of the contracts with customers that meet the criteria for recognition of a lease (primarily real estate) based on guidance in IFRS 16 will be identified as lease elements and fall within the scope of IFRS 16 and no longer within the scope of IFRS 15 – Revenue from contracts with customers as from January 1, 2019, since leases are specifically excluded from that standard. Therefore, as of January 1, 2019, the Group will account for the lease-elements in its contracts with customers in accordance with IFRS 16. Non-lease elements which are included in those contracts will continue to be accounted for in accordance with IFRS 15.

Transition

The Group will adopt IFRS 16 on January 1, 2019, using the modified retrospective approach, and will apply the practical expedient to grandfather the definition of a lease on transition and therefore will not apply IFRS 16 to all contracts entered into before January 1, 2019 which were not identified as leases in accordance with IAS 17 and IFRIC 4.

Impact analysis

The adoption of IFRS 16 will have the following significant impact on the opening balance of 2019 compared to the consolidated statement of financial position as of December 31, 2018:

•	a €420 million increase in non-current assets due to the recognition of right-of-use assets relating to leases that were accounted for under IAS 17 as operating leases;

•	a €20 million decrease in current assets due to reclassification of certain prepayments to the right-of-use assets;

•	a €422 million increase in financial liabilities due to the recognition of lease liabilities relating to leases that were accounted for under IAS 17 as operating leases; and

•	a €22 million decrease in current liabilities due to the reclassification of certain accruals to lease liabilities.

In addition to the above impact, the adoption of IFRS 16 will also result in a reclassification of finance lease liabilities from borrowings to lease liabilities and impact the consolidated income statement and certain of the Company’s key financial metrics as a result of changes in the classification of charges recognized in the consolidated income statement and the consolidated statement of cash flows. The application of the new standard will decrease both cost of sales and operating costs (excluding depreciation) in the income statement, giving rise to an increase of the underlying Adjusted EBITDA, but this will largely be offset by corresponding increases in depreciation and finance expenses, and hence the impact on the Company’s Net income for the year will not be material. Net cash flows from operating activities will increase due to certain lease expenses no longer being recognized as operating cash outflows, however this will be offset by a corresponding decrease in Net cash flows from financing activities due to repayments of the principal amount of lease liabilities.